UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		October 31, 2000

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer         Title of  Cusip      Fair MarkeShares oInvestment Discretion   ManagersVoting Authority (Shares)
                       Class     Number     Value     Principa(a) Sole(b) Shar(c) Shared      (a) Sole(b) Shar(c) None
                                                      Amount                  Other

Abbott Labs            Common    002824100   8,275,440  174000    8800  165200None    None        3000None      171000
Agilent Technologies InCommon    00846U101   1,915,854   39147    1790   37357None    None         762None       38385
Allstate Corp.         Common    020002101   1,204,366   34658       0   34658None    None           0None       34658
American Home          Common    026609107   2,742,984   48600       0   48600None    None           0None       48600
American Power ConversiCommon    029066107   1,539,038   80200       0   80200None    None           0None       80200
Automatic Data ProcessiCommon    053015103   3,049,728   45600       0   45600None    None           0None       45600
BP Amoco p.l.c.        ADS       055622104  16,915,215  319155    6874  312281None    None        3174None      315981
Berkshire Hathaway Inc.Class A   084670108     128,800       2       0       2None    None           0None           2
Berkshire Hathaway Inc.Class B   084670207  10,167,840    4912     163    4749None    None          55None        4857
Buckeye Cellulose Corp.Common    11815H104   1,037,500   50000       0   50000None    None           0None       50000
Coca Cola Co.          Common    191216100   5,236,247   94980    3000   91980None    None           0None       94980
Colgate-Palmolive Co.  Common    194162103   4,417,920   93600     800   92800None    None           0None       93600
CommScope Inc.         Common    203372107     695,800   28400       0   28400None    None           0None       28400
Dell Computer          Common    247025109   3,340,728  108430    1200  107230None    None           0None      108430
Disney, (Walt) Co.     Common    254687106  13,022,672  340462    7700  332762None    None        2400None      338062
Exxon Corp.            Common    302290101  18,690,561  209700    5600  204100None    None        2400None      207300
General Electric Co.   Common    369604103  38,967,864  675470    4800  670670None    None           0None      675470
Gilead Sciences Inc.   Common    375558103     340,039    3100       0    3100None    None           0None        3100
Grainger,  W.W. Inc.   Common    384802104     836,658   31800       0   31800None    None           0None       31800
Hewlett Packard Co.    Common    428236103   9,958,020  102660    4700   97960None    None        2000None      100660
Horizon Organic HoldingCommon    44043T103     102,362   12700       0   12700None    None           0None       12700
Intel Corp.            Common    458140100  28,332,782  681732   16200  665532None    None        8000None      673732
International Business Common    459200101   1,932,037   17192    2400   14792None    None        2000None       15192
JLG Industries Inc.    Common    466210101   2,274,349  186575   12900  173675None    None        4500None      182075
Johnson & Johnson      Common    478160104  30,229,892  321800    5800  316000None    None        3000None      318800
Leggett & Platt Inc.   Common    524660107   7,782,947  492280   23800  468480None    None        7400None      484880
Lowes Companies, Inc.  Common    548661107     465,630   10375       0   10375None    None           0None       10375
Lucent Tecnologies Inc.Common    549463107   2,052,776   67172    2180   64992None    None        1296None       65876
Merck & Co. Inc.       Common    589331107  36,617,632  491908    9520  482388None    None        3000None      488908
Microsoft Corp.        Common    594918104  16,904,893  280300    2900  277400None    None           0None      280300
Herman Miller Inc.     Common    600544100  10,409,882  324700   16700  308000None    None        6000None      318700
Molex Inc.             Common    608554101  12,205,121  224194    1757  222437None    None        1757None      222437
Molex Inc. Class A     Class A   608554200  13,003,955  313802   15651  298151None    None        4882None      308920
Morgan, (J. P.) & Co.  Common    616880100     736,875    4500       0    4500None    None           0None        4500
Motorola, Inc          Common    620076109  11,062,813  391604   16100  375504None    None        5400None      386204
Napro Biotherapeutics  Common    630795102     319,550   35000       0   35000None    None           0None       35000
Newell Co.             Common    651192106     618,151   27100       0   27100None    None           0None       27100
Northern Trust Corp.   Common    665859104  17,054,294  191880   10500  181380None    None        4200None      187680
Old Second Bancorp     Common    680277100   1,267,200   52800       0   52800None    None           0None       52800
Pepsico, Inc           Common    713448108  13,588,400  295400    8800  286600None    None        3000None      292400
Qualcomm, Inc.         Common    747525103  15,247,500  214000    2500  211500None    None           0None      214000
SBC Communications     Common    78387G103   3,239,955   64955    1579   63376None    None        1579None       63376
Schering- Plough, Inc. Common    806605101  27,299,432  586328   11200  575128None    None        5000None      581328
Schlumberger, Ltd.     Common    806857108  12,338,269  149900     700  149200None    None           0None      149900
State Street Corp.     Common    857119101  37,949,600  291920    8400  283520None    None        2600None      289320
Strattec Security Corp.Common    863111100   1,080,625   32500       0   32500None    None           0None       32500
Sysco Corp.            Common    871829107   8,372,848  180800    9700  171100None    None        3000None      177800
Thermo Electron Corp.  Common    883556102   7,315,542  281367    8362  273005None    None        3375None      277992
Transocean Sedco Forex Common    893817106   1,678,108   28622     135   28487None    None           0None       28622
Tricon Global Rest.    Common    895953107     698,058   22790    1880   20910None    None         300None       22490
Tyco International Ltd.Common    902124106   1,652,160   32000       0   32000None    None           0None       32000
Walgreen Co.           Common    931422109  27,358,534  721100   26100  695000None    None        9600None      711500


COLUMN TOTALS                               493,675,446






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